Accounts Payable and Accrued Expenses (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014
Payables and Accruals [Abstract]
Gain on extinguishment of debt			$ 327,839